Tradr 2X Long QBTS Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$116,891,689
TOTAL NET ASSETS — 100.0%	$116,891,689

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	D-Wave Quantum, Inc.	Receive	9.88% (OBFR01* + 625bps)	At Maturity	7/22/2026	$89,621,172	$-	$1,253,368
Marex	D-Wave Quantum, Inc.	Receive	8.63% (OBFR01* + 500bps)	At Maturity	5/21/2027	93,283,474	-	3,037,078
TOTAL EQUITY SWAP CONTRACTS								$4,290,446

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.